Earnings per share	6 Months Ended
Jun. 30, 2021
Earnings per share [abstract]
Earnings per share	Earnings per share

	Half year ended 30.06.21	Half year ended 30.06.20
	£m	£m
Profit attributable to ordinary equity holders of the parent	3,812	695

	m	m
Basic weighted average number of shares in issue	17,140	17,294
Number of potential ordinary shares	467	319
Diluted weighted average number of shares	17,607	17,613

	p	p
Basic earnings per ordinary share	22.2	4.0
Diluted earnings per ordinary share	21.7	3.9